Earnings Per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

11 - Earnings Per Share

Basic earnings per share are based on the weighted average number of shares of our common stock outstanding during the period.  At December 31, 2013 and 2012, outstanding equity instruments that were not included in the dilutive calculation because their effect would be anti-dilutive were:

	2013	2012
Warrants	4,657,496	2,449,893
Stock options	900,000	400,000
Convertible subordinated notes	216,664	566,665
Total	5,774,160	3,416,558